Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy for those assets and liabilities that the Company measures at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2015 Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$35,195	$35,195	$—	$—
Marketable securities—certificates of deposit	14,139	14,139	—	—
Investment	487	487	—	—

Total assets	$49,821	$49,821	$—	$—

Liabilities:
Contingent consideration—QuaDPharma	$1,133	$—	$—	$1,133
Contingent consideration—Polymed	4,841	—	—	4,841

Total liabilities	$5,974	$—	$—	$5,974

	Fair Value Measurements at December 31, 2016 Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$6,522	$6,522	$—	$—
Marketable securities—certificates of deposit	8,628	8,628	—	—
Investment	340	340	—	—

Total assets	$15,490	$15,490	$—	$—

Liabilities:
Derivative liability	$8,795	$—	$—	$8,795

Total liabilities	$8,795	$—	$—	$8,795

	Fair Value Measurements at September 30, 2017 (unaudited) Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$7,706	$7,706	$—	$—
Short-term investments—commercial paper	22,198	—	22,198	—
Short-term investments—corporate notes	10,084	—	10,084	—
Short-term investments—U.S. government bonds	19,498	—	19,498	—
Investment	325	325	—	—

Total assets	$59,811	$8,031	$51,780	$—

Summary of Changes in Fair Value of Company's Level 3 Financial Instruments

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

Derivative Liability
Balance as of December 31, 2015	$—
Issuance of convertible bonds with embedded derivative	8,262
Change in fair value	533

Balance as of December 31, 2016	8,795
Issuance of convertible bonds with embedded derivative	13,172
Change in fair value	15,411
Conversion of derivative liability to common stock	(37,378)

Balance as of September 30, 2017 (unaudited)	$—